Offerings - Offering: 1	May 05, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share, issuable under The Chemours Company 2026 Equity and Incentive Plan
Amount Registered | shares	6,375,275
Proposed Maximum Offering Price per Unit	26.22
Maximum Aggregate Offering Price	$ 167,159,710.50
Fee Rate	0.01381%
Amount of Registration Fee	$ 23,084.76
Offering Note	Note 1.a: Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement shall also cover any additional shares of Common Stock, par value $0.01 per share ("Common Stock") of The Chemours Company (the "Company") that become issuable under The Chemours Company 2026 Equity and Incentive Plan (the "Plan") by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without the receipt of consideration that results in an increase in the number of the outstanding shares of common stock. In addition, pursuant to Rule 416(c) under the Securities Act, this Registration Statement also covers an indeterminate amount of interests to be offered and sold pursuant to the employee benefit plan described above. Note 1.b: Represents 6,375,275 shares of the Company's Common Stock reserved for issuance under the Plan. Note 1.b: The proposed maximum offering price per share has been estimated in accordance with Rule 457(c) and (h) under the Securities Act, as to the Common Stock authorized for issuance pursuant to the Plan, solely for the purpose of calculating the registration fee. The computation is based upon the average of the high and low prices of the Common Stock as reported on the New York Stock Exchange on April 29, 2026.